Deposits (Tables)	12 Months Ended
Dec. 31, 2010
Summarized Details of Deposits

The following table summarizes the details of deposits at December 31:

	2009			2010
	Balance		Weighted- Average Interest Rate	Balance		Weighted- Average Interest Rate
	(in millions of Won, except percentages)
Interest-bearing deposits
Demand deposits	(Won)	7,529,357	0.45%	(Won)	8,643,365	0.49%
Savings deposits		37,502,198	1.22%		42,719,222	1.04%
Certificate of deposits		7,800,821	5.48%		3,461,483	4.49%
Other time deposits		87,822,670	3.91%		94,883,767	3.54%
Mutual installment deposits		153,856	3.70%		106,460	3.53%

		140,808,902	3.12%		149,814,297	2.65%

Non-interest-bearing deposits
Demand deposits		2,889,587	—		3,077,886	—

	(Won)	143,698,489	3.06%	(Won)	152,892,183	2.61%

Contractual Maturities of Certificate of Deposits, Other Time Deposits and Mutual Installment Deposits

The following table sets forth the contractual maturities of certificate of deposits, other time deposits and mutual installment deposits at December 31, 2010:

Years ending	(in millions of Won)
2011	(Won)	90,640,324
2012		3,179,300
2013		2,627,874
2014		976,400
2015		220,559
Thereafter		807,253

	(Won)	98,451,710